Fees Summary	May 14, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,355,971.68
Previously Paid Amount	0.00
Total Fee Amount	187.26
Total Offset Amount	0.00
Net Fee	$ 187.26